Operations and summary of significant accounting policies (Details 3) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Jan. 01, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Cost of goods sold		$ 8,240	$ 7,872	$ 8,674	$ 8,760	$ 11,662	$ 9,563	$ 10,127	$ 9,366	$ 33,546		$ 40,718		$ 38,432
Selling, general and administrative expenses										4,951		6,529		4,122
Research and development expenses										2,119		2,380		1,552
Other operating (income) expenses										2,023		1,619		953
Total operating costs										43,226		51,870		45,786
Operating profit										3,785		3,314		9,870
Other income (expense)										161		322		(34)
Consolidated profit before taxes										3,439		3,152		9,371
Provision (benefit) for income taxes										916		692		2,795
Profit of consolidated companies										2,523		2,460		6,576
Profit of consolidated and affiliated companies										2,523		2,468		6,570
Profit		$ (94)	$ 559	$ 802	$ 1,245	$ (822)	$ 1,158	$ 1,102	$ 1,014	$ 2,512	[1]	$ 2,452	[1]	$ 6,556	[1]
Profit per common share (in dollars per share)		$ (0.16)	$ 0.95	$ 1.33	$ 2.06	$ (1.36)	$ 1.89	$ 1.76	$ 1.62	$ 4.23		$ 3.97		$ 10.16
Profit per common share - diluted (in dollars per share)		$ (0.16)	$ 0.94	$ 1.31	$ 2.03	$ (1.36)	$ 1.86	$ 1.73	$ 1.59	$ 4.18	[2]	$ 3.90	[2]	$ 9.95	[2]
Statement of Comprehensive Income [Abstract]
Profit of consolidated and affiliated companies										$ 2,523		$ 2,468		$ 6,570
Foreign currency translation, net of tax										(973)		(1,155)		(251)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax										0		0		0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Net of Tax										0		0		0
Other Comprehensive Income (Loss), Net of Tax										(988)		(1,290)		(229)
Statement of Financial Position [Abstract]
Profit employed in the business		$ 29,246				$ 28,515				29,246		28,515
Accumulated other comprehensive income (loss)		(2,035)				(1,059)				(2,035)		(1,059)		231		$ 463
Statement of Stockholders' Equity [Abstract]
Profit of consolidated and affiliated companies										2,523		2,468		6,570
Foreign currency translation, net of tax										(973)		(1,155)		(251)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax										38		21		31
Statement of Cash Flows [Abstract]
Profit of consolidated and affiliated companies										2,523		2,468		6,570
Provision (benefit) for deferred income taxes										(307)		(954)		1,550
Adjustments for non-cash items: Actuarial (gain) loss on pension and postretirement benefits		214				2,634				179		2,624		(3,441)
Adjustment for non-cash items: Other										453		470		481
Other assets - net										143		(139)		(112)
Other liabilities - net										(146)		(359)		(883)
Effect of Accounting Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of change in accounting principle, Profit employed in the business, net of taxes	$ 6,900
Effect of change in accounting principle, Other Comprehensive Income (Loss), taxes	$ 3,800
Income Statement [Abstract]
Cost of goods sold										(196)		951		(2,295)
Selling, general and administrative expenses										(248)		832		(1,425)
Research and development expenses										(46)		245		(494)
Other operating (income) expenses										(39)		(14)		(28)
Total operating costs										(529)		2,014		(4,242)
Operating profit										529		(2,014)		4,242
Other income (expense)										55		83		1
Consolidated profit before taxes										584		(1,931)		4,243
Provision (benefit) for income taxes										174		(688)		1,476
Profit of consolidated companies										410		(1,243)		2,767
Profit of consolidated and affiliated companies										410		(1,243)		2,767
Profit										$ 410		$ (1,243)		$ 2,767
Profit per common share (in dollars per share)										$ 0.69		$ (2.02)		$ 4.29
Profit per common share - diluted (in dollars per share)										$ 0.68		$ (1.98)		$ 4.20
Statement of Comprehensive Income [Abstract]
Profit of consolidated and affiliated companies										$ 410		$ (1,243)		$ 2,767
Foreign currency translation, net of tax										4		9		26
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax										10		1,578		(2,277)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Net of Tax										424		344		516
Other Comprehensive Income (Loss), Net of Tax										(410)		1,243		(2,767)
Statement of Financial Position [Abstract]
Profit employed in the business		(4,962)				(5,372)				(4,962)		(5,372)
Accumulated other comprehensive income (loss)		4,962				5,372				4,962		5,372
Statement of Stockholders' Equity [Abstract]
Profit of consolidated and affiliated companies										410		(1,243)		2,767
Foreign currency translation, net of tax										4		9		26
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax										414		(1,234)		2,793
Statement of Cash Flows [Abstract]
Profit of consolidated and affiliated companies										410		(1,243)		2,767
Provision (benefit) for deferred income taxes										(307)		(954)		1,550
Adjustments for non-cash items: Actuarial (gain) loss on pension and postretirement benefits										179		2,624		(3,441)
Adjustment for non-cash items: Other										(55)		(83)		(1)
Other assets - net										363		161		(63)
Other liabilities - net										(590)		(505)		(812)
Previously Reported
Income Statement [Abstract]
Cost of goods sold		8,183	$ 7,954	$ 8,762	$ 8,843	10,499	$ 9,634	$ 10,197	$ 9,437	33,742		39,767		40,727
Selling, general and administrative expenses										5,199		5,697		5,547
Research and development expenses										2,165		2,135		2,046
Other operating (income) expenses										2,062		1,633		981
Total operating costs										43,755		49,856		50,028
Operating profit										3,256		5,328		5,628
Other income (expense)										106		239		(35)
Consolidated profit before taxes										2,855		5,083		5,128
Provision (benefit) for income taxes										742		1,380		1,319
Profit of consolidated companies										2,113		3,703		3,809
Profit of consolidated and affiliated companies										2,113		3,711		3,803
Profit		$ (87)	$ 368	$ 710	$ 1,111	$ 757	$ 1,017	$ 999	$ 922	$ 2,102		$ 3,695		$ 3,789
Profit per common share (in dollars per share)		$ (0.15)	$ 0.63	$ 1.18	$ 1.84	$ 1.25	$ 1.66	$ 1.60	$ 1.47	$ 3.54		$ 5.99		$ 5.87
Profit per common share - diluted (in dollars per share)		$ (0.15)	$ 0.62	$ 1.16	$ 1.81	$ 1.23	$ 1.63	$ 1.57	$ 1.44	$ 3.50		$ 5.88		$ 5.75
Statement of Comprehensive Income [Abstract]
Profit of consolidated and affiliated companies										$ 2,113		$ 3,711		$ 3,803
Foreign currency translation, net of tax										(977)		(1,164)		(277)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax										(10)		(1,578)		2,277
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Net of Tax										(424)		(344)		(516)
Other Comprehensive Income (Loss), Net of Tax										(578)		(2,533)		2,538
Statement of Financial Position [Abstract]
Profit employed in the business		$ 34,208				$ 33,887				34,208		33,887
Accumulated other comprehensive income (loss)		$ (6,997)				$ (6,431)				(6,997)		(6,431)
Statement of Stockholders' Equity [Abstract]
Profit of consolidated and affiliated companies										2,113		3,711		3,803
Foreign currency translation, net of tax										(977)		(1,164)		(277)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax										(376)		1,255		(2,762)
Statement of Cash Flows [Abstract]
Profit of consolidated and affiliated companies										2,113		3,711		3,803
Provision (benefit) for deferred income taxes										0		0		0
Adjustments for non-cash items: Actuarial (gain) loss on pension and postretirement benefits										0		0		0
Adjustment for non-cash items: Other										508		553		482
Other assets - net										(220)		(300)		(49)
Other liabilities - net										$ 444		$ 146		$ (71)

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.